Natural and environmental resources	12 Months Ended
Dec. 31, 2020
Natural and environmental resources
Natural and environmental resources

15.         Natural and environmental resources

		Asset retirement	Exploration and
	Oil investments	cost	evaluation	Total
Cost
Balance as of December 31, 2019	59,822,566	5,036,884	8,362,719	73,222,169
Additions/capitalizations (1)	3,659,270	123,446	2,211,746	5,994,462
Increase in abandonment costs (Note 23)	—	2,075,992	28,097	2,104,089
Disposals	(1,806)	260	(223,805)	(225,351)
Withdrawal of exploratory assets and dry wells (2)	—	—	(448,132)	(448,132)
Capitalized financial interests	111,140	—	—	111,140
Exchange differences capitalized	3,535	—	—	3,535
Adjustment at fair value for business combinations (Note 12)	563,546	—	—	563,546
Foreign currency translation	440,978	23,353	(138,809)	325,522
Transfers	768,049	(28,084)	(923,922)	(183,957)
Balance as of December 31, 2020	65,367,278	7,231,851	8,867,894	81,467,023

Accumulated amortization and impairment losses
Balance as of December 31, 2019	(41,993,097)	(2,156,274)	—	(44,149,371)
Depletion expense	(3,810,349)	(831,909)	—	(4,642,258)
Reversal (loss) of impairment (Note 18)	116,403	—	(334,112)	(217,709)
Disposals	213	(40)	93,975	94,148
Foreign currency translation	(310,894)	(14,546)	—	(325,440)
Transfers	(108,423)	21,320	(205,131)	(292,234)
Balance as of December 31, 2020	(46,106,147)	(2,981,449)	(445,268)	(49,532,864)
Net balance as of December 31, 2019	17,829,469	2,880,610	8,362,719	29,072,798
Net balance as of December 31, 2020	19,261,131	4,250,402	8,422,626	31,934,159
(1)	Includes capitalizations for the acquisition of Guajira association by Hocol for a value of COP$214,852 (See Note 12).
(2)

Includes dry wells: 1) Ecopetrol: Nafta 1, Caronte, Alqamari, Boranda Sur and Coyote; 2) Hocol: Obiwan and 3) Ecopetrol Brasil: a well of Saturno. Additionally, exploration costs of Ecopetrol America are included.

		Asset retirement	Exploration and
	Oil investments	cost	evaluation	Total
Cost
Balance as of December 31, 2018	53,936,041	2,919,146	4,806,000	61,661,187
Additions/capitalizations (1)	5,144,295	166,431	4,487,467	9,798,193
Increase (decrease) in abandonment costs	5,703	1,965,309	(38,835)	1,932,177
Disposals	(84,052)	(9,253)	(142,127)	(235,432)
Withdrawal of exploratory assets and dry wells (2)	—	—	(340,271)	(340,271)
Capitalized financial interests (3)	94,995	—	10,834	105,829
Exchange differences capitalized	5,150	—	587	5,737
Foreign currency translation	68,793	(3,004)	(112,917)	(47,128)
Transfers	651,641	(1,745)	(308,019)	341,877
Balance as of December 31, 2019	59,822,566	5,036,884	8,362,719	73,222,169
Accumulated amortization and impairment losses
Balance as of December 31, 2018	(36,806,667)	(1,779,070)	—	(38,585,737)
Depletion expense	(3,836,479)	(383,360)	—	(4,219,839)
Impairment loss (Note 18)	(1,017,061)	—	—	(1,017,061)
Disposals	83,667	8,511	—	92,178
Foreign currency translation	(61,862)	(2,256)	—	(64,118)
Transfers	(354,695)	(99)	—	(354,794)
Balance as of December 31, 2019	(41,993,097)	(2,156,274)	—	(44,149,371)
Net balance as of December 31, 2018	17,129,374	1,140,076	4,806,000	23,075,450
Net balance as of December 31, 2019	17,829,469	2,880,610	8,362,719	29,072,798
(1)	The main capitalizations correspond to the development of assets in the Permian basin.
(2)	Includes dry wells: 1) Ecopetrol: Tibirita, Provenza 1, La Cira 7000 and Ávila 1; 2) Ecopetrol America LLC: Warrior and Molerusa and 3) Hocol: Mamey West and Venganza Oeste.
(3)	Borrowing costs are capitalized at the weighted average rate of borrowing costs. See Note 20 - Loans and borrowings.

Accounting for suspended exploratory wells

The following table shows the classification by age, from the completion date, of the exploratory wells that are suspended as of December 31, 2020, 2019 and 2018:

	2020	2019	2018
Between 1 and 3 years (a)	—	361,700	496,871
Between 3 and 5 years (b)	319,368	132,021	375,371
More than 5 years (c)	589,604	441,389	273,764
Total suspended exploratory wells	908,972	935,110	1,146,006
Number of projects exceeding 1 year	16	30	24
Wells under 1 year of suspension	—	—	9,511
(a)

As of December 2019, suspended exploratory wells correspond to Ecopetrol: Caronte, Purple Angel and Gorgon. As of December 2018, suspended exploratory wells correspond to Ecopetrol: Purple Angel, Caronte and discovery wells of Ecopetrol America Inc: Warrior 1.

(b)

For 2020, the balance corresponds mainly to wells of Ecopetrol: Purple Angel and Gorgon. For 2019, the balance corresponds mainly to wells of Ecopetrol S.A.: Luna-1 and Gala 1K and discovery wells of Ecopetrol America Inc: Warrior 1. For 2018, the balance corresponds mainly to wells of Ecopetrol S.A.: Orca1, Tiribita 1A and Tiribita 3, which are under evaluation.

(c)	Correspond mainly to i) Ecopetrol S.A.: Orca 1, Luna-1 and Gala 1K, which are under evaluation; and ii) Offshore International Group, temporarily abandoned for future production plans.